Revenues - Disclosure of revenue by geographical markets (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	€ 97,562	€ 70,813
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	23,470	20,137
Germany
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	14,682	7,611
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	14,464	16,034
France
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	9,670	2,955
Austria
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	7,064	5,873
United Kingdom
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	6,863	5,554
Nordics
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	5,892	6,502
Other Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	7,015	4,048
Rest of World
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE TOTAL	€ 8,442	€ 2,099